Virtus Newfleet Core Plus Bond Fund,

Virtus Newfleet High Yield Fund,

Virtus Newfleet Low Duration Core Plus Bond Fund,

Virtus Newfleet Multi-Sector Intermediate Bond Fund,

Virtus Newfleet Multi-Sector Short Term Bond Fund, and

Virtus Newfleet Senior Floating Rate Fund (each, a “Fund”)

each a series of Virtus Opportunities Trust

Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses and the Statement of Additional Information (“SAI”) for the Funds listed above, each dated January 28, 2022, as supplemented

Important Notice to Investors

Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.

The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Opportunities Trust, the subadvisory agreements pertaining to the Funds have been transferred to, and assumed by, VFIA effective July 1, 2022.

All references in the Funds’ Prospectuses and SAI to Newfleet as subadviser to the Funds are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Newfleet Asset Management.”

All references in the Funds’ Prospectuses to Newfleet as the employer of the Funds’ portfolio management teams for the period beginning on July 1, 2022, are hereby changed to refer to “Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC.” (References to Newfleet for periods of time prior to July 1, 2022, are unchanged.)

The following disclosure regarding VFIA replaces the disclosure regarding Newfleet in the section “Subadvisers” beginning on page 142 of the Funds’ Statutory Prospectus and replaces the first paragraph of the disclosure regarding Newfleet in the section “Subadvisers and Subadvisory Agreements” beginning on page 98 of the SAI:

“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management (‘Newfleet’) and Seix Investment Advisors (‘Seix’) in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.

VOT 8020/VFIA Announcement NF Funds ex TEB (7/2022)

The Seix division of VFIA is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. The entity that is now VFIA, and the former portfolio management team of which now operates as the Seix division of VFIA, was established in 2008. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the entity now known as Virtus Fund Advisers, LLC, as the institutional fixed income management division. As of May 31, 2022, the Seix division of VFIA had approximately $15.9 billion in assets under management.”

VOT 8020/VFIA Announcement NF Funds ex TEB (7/2022)

Virtus Stone Harbor Emerging Markets Corporate Debt Fund,

Virtus Stone Harbor Emerging Markets Debt Fund,

Virtus Stone Harbor Emerging Markets Debt Allocation Fund,

Virtus Stone Harbor High Yield Bond Fund,

Virtus Stone Harbor Local Markets Fund, and

Virtus Stone Harbor Strategic Income Fund (each, a “Fund”)

each a series of Virtus Opportunities Trust

Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses and the Statement of Additional Information (“SAI”) for the Funds listed above, each dated April 5, 2022, as supplemented

Important Notice to Investors

Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.

The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Opportunities Trust, the subadvisory agreement pertaining to the Funds has been transferred to, and assumed by, VFIA effective July 1, 2022.

All references in the Funds’ Prospectuses and SAI to Stone Harbor as subadviser to the Funds are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Stone Harbor Investment Partners.”

All references in the Funds’ Prospectuses to Stone Harbor as the employer of the Funds’ portfolio managers for the period beginning on July 1, 2022, are hereby changed to refer to “Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC.” (References to Stone Harbor for periods of time prior to July 1, 2022, are unchanged.)

The following disclosure regarding VFIA replaces the first paragraph of the section “The Subadviser” on page 47 of the Funds’ Statutory Prospectus and replaces the first paragraph of the disclosure regarding Stone Harbor in the section “Subadviser and Subadvisory Agreement” on page 78 of the SAI:

“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its division, Stone Harbor Investment Partners (‘Stone Harbor’) in subadvising the funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

As of May 31, 2022, the Stone Harbor division of VFIA had approximately $12.3 billion in assets under management. Stone Harbor Investment Partners, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Stone Harbor division of VFIA, was established in 2006.”

VOT 8470/VFIA Announcement SHIP (7/2022)

Virtus Newfleet Tax-Exempt Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses and the Statement of Additional Information (“SAI”) for the Fund listed above, each dated January 28, 2022, as supplemented

Important Notice to Investors

Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA; however, the portfolio management team that previously represented Newfleet in managing the Fund will operate within the Seix Investment Advisors division going forward. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.

The merger did not constitute a change in control of Newfleet that would result in the termination of the subadvisory agreement pertaining to the Fund. Therefore, pursuant to approval by the Board of Trustees of Virtus Opportunities Trust (the “Board”), the subadvisory agreement pertaining to the Fund has been transferred to, and assumed by, VFIA effective July 1, 2022.

As a result of the decision for the portfolio management team of the Fund to operate out of the Seix Investment Advisors division of VFIA, the Board has approved a change in the Fund’s name to “Virtus Seix Tax-Exempt Bond Fund.” All references in the Fund’s Prospectuses and SAI to its prior name therefore are hereby removed and replaced with the Fund’s new name.

All references in the Fund’s Prospectuses and SAI to Newfleet as subadviser to the Fund are hereby changed to refer to “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Seix Investment Advisors.”

All references in the Fund’s Prospectuses to Seix as an employer of the Fund’s portfolio managers for the period beginning on July 1, 2022, are hereby changed to refer to “Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC” and references to Newfleet as an employer of the Fund’s portfolio managers are deleted.

The following disclosure regarding VFIA replaces the disclosure regarding Newfleet in the section “Subadvisers” beginning on page 142 of the Fund’s Statutory Prospectus and replaces the first paragraph of the disclosure regarding Newfleet in the section “Subadvisers and Subadvisory Agreements” beginning on page 98 of the SAI:

“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management (‘Newfleet’) and Seix Investment Advisors (‘Seix’) in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and

VOT 8020/VFIA Announcement TEB (7/2022)

into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.

The Seix division of VFIA is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. The entity that is now VFIA, and the former portfolio management team of which now operates as the Seix division of VFIA, was established in 2008. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the entity now known as Virtus Fund Advisers, LLC, as the institutional fixed income management division. As of May 31, 2022, the Seix division of VFIA had approximately $15.9 billion in assets under management.”

VOT 8020/VFIA Announcement TEB (7/2022)